Personnel costs - Summary of Detailed Information of Restricted Stock Units Under RSU Plan (Detail) - Restricted Stock Units	12 Months Ended
Dec. 31, 2021 shares
Tranche 2021 I
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	0
RSUs granted	68,631
RSUs forfeited	858
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31	67,773
RSUs exercisable as of Dec. 31	0
Tranche 2021 II
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
RSUs outstanding as of Jan. 1	0
RSUs granted	32,476
RSUs forfeited	53
RSUs exercised	0
RSUs expired	0
RSUs outstanding as of Dec. 31	32,423
RSUs exercisable as of Dec. 31	0